The Acquirers Fund
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Basic Materials - 10.7%
CF Industries Holdings, Inc.	17,564	$1,619,576
Nucor Corporation	12,831	1,647,885
Steel Dynamics, Inc.	12,923	1,656,729
		4,924,190

Communications - 7.4%
Ubiquiti, Inc.	4,363	1,760,645
VeriSign, Inc. (a)	7,513	1,615,295
		3,375,940

Consumer, Cyclical - 16.1%
Buckle, Inc.	29,255	1,392,830
Crocs, Inc. (a)	13,382	1,365,901
Dillard's, Inc. - Class A	3,419	1,600,468
Domino's Pizza, Inc.	3,513	1,577,759
Yum! Brands, Inc.	11,287	1,472,953
		7,409,911

Consumer, Non-cyclical - 9.5%
Altria Group, Inc.	27,943	1,459,463
IDEXX Laboratories, Inc. (a)	3,607	1,522,334
National Beverage Corporation	32,899	1,383,403
		4,365,200

Energy - 22.6%
Alpha Metallurgical Resources, Inc. (a)	7,326	1,341,903
APA Corporation	71,052	1,558,170
Core Natural Resources, Inc.	14,112	1,274,897
PBF Energy, Inc. - Class A	60,302	1,764,437
Peabody Energy Corporation	71,010	1,288,831
Texas Pacific Land Corporation	1,340	1,738,208
Warrior Met Coal, Inc.	27,067	1,428,326
		10,394,772

Financial - 10.5%
Artisan Partners Asset Management, Inc. - Class A	34,527	1,543,012
Popular, Inc.	16,363	1,684,407
Synchrony Financial	22,862	1,577,021
		4,804,440

Industrial - 17.0%
Atkore, Inc.	18,021	1,467,630
Boise Cascade Company	12,140	1,531,582
Builders FirstSource, Inc. (a)	10,025	1,676,982
Louisiana-Pacific Corporation	14,381	1,682,146
Mueller Industries, Inc.	18,430	1,451,363
		7,809,703

Technology - 6.0%
Apple, Inc.	5,918	1,396,648
Fair Isaac Corporation (a)	726	1,360,205
		2,756,853
TOTAL COMMON STOCKS (Cost $45,931,407)		45,841,009

SHORT-TERM INVESTMENTS - 0.0%(b)		Value
Money Market Funds - 0.0%(b)	Shares
First American Government Obligations Fund - Class X, 4.32% (c)	5,000	5,000
First American Treasury Obligations Fund - Class X, 4.31% (c)	5,000	5,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,000)		10,000

TOTAL INVESTMENTS - 99.8% (Cost $45,941,407)		45,851,009
Other Assets in Excess of Liabilities - 0.2%		114,010
TOTAL NET ASSETS - 100.0%		$45,965,019
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

The Acquirers Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$45,841,009	$–	$–	$45,841,009
Money Market Funds	10,000	–	–	10,000
Total Investments	$45,851,009	$–	$–	$45,851,009

Refer to the Schedule of Investments for further disaggregation of investment categories.